Composition of Accrued Liability (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Salaries and bonuses	$ 2,755	$ 2,071	$ 1,725
Clinical study costs	217	847
Accounting and legal	1,527	491	107
Other accrued liabilities	1,920	1,072	719
Accrued liabilities	$ 6,419	$ 4,481	$ 2,551